NOTE 16. Summary of unvested options (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Number of Shares
Unvested on January 1, 2012	867,520
Vested	(371,740)
Forfeited	(63,075)
Unvested on December 31, 2012	432,705
Expected to vest thereafter	432,705
Weighted Average Fair Value
Unvested on January 1, 2012	$ 4.83
Vested	$ 4.82
Forfeited	$ 4.36
Non-vested on December 31, 2012	$ 4.91
Expected to vest thereafter, Weighted Average Fair Value	$ 4.91